Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	0
Total Fee Amount	13,810
Total Offset Amount	0
Net Fee	$ 13,810
Final Prospectus	false